As filed with the Securities and Exchange Commission on July 6, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  April 30, 2009

Item 1. Reports to Stockholders.

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of April 30, 2009 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $9.71 per share. Total return (including a $0.143 per share dividend) for the six-months ended April 30, 2009 was -5.97%. This compares with a total return of -6.97% for the unmanaged Wilshire 5000 Index for the same period. Total return for the fiscal year ended April 30, 2009 was -32.46%, compared to -34.37% for the Wilshire 5000. Over the five year period ended April 30, 2009, the Fund’s annualized return was -2.59% while the Wilshire 5000 Index’s annualized return was -1.86%. Since inception on December 31, 2001, the Fund has produced a total return of 1.84% annualized (14.28% cumulative), compared to -0.66% annualized (-4.75% cumulative) for the Wilshire 5000. The total annual gross operating expense ratio for the fund is 1.89%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than one hundred and eighty days. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect. In the absence of waivers, total returns would be lower.

Two years ago in this space we speculated on forces that might derail the U.S. economy. We pointed to higher inflation as a potential prosperity killer. Unfortunately our conjecture on the ills of future inflation turned out to be ill-timed. It turns out the inflationary game was already nearly over at that point. By the fall of 2007, the system could no longer absorb new leverage in the form of complex mortgage debt. Over the next 18 months, the fallout came in the form of accelerating declines in home prices, frozen credit markets and, eventually, a collapse in the stock market. In the end, it was deflation in a broad spectrum of asset prices which knocked both the financial markets and the economy for a loop.

How did we miss it? The answer is that we underestimated inflation. We underestimated inflation because we failed to include rapidly-rising home prices in our calculation of the Consumer Price Index (CPI). CPI adjusted for home prices shows a spike in annualized inflation from 2% to nearly 8% between 2002 and 2006. This compares with a CPI as reported which averaged less than 3% for the same period.  Unprecedented growth in mortgage credit drove a frenzy of home buying and home equity borrowing in the first half of the decade.  When the Federal Reserve began to push up interest rates in order to slow the growth of mortgage credit in 2005, the unraveling in home values began. It was this unraveling which eventually brought down the entire financial system.

This same metric (home-price adjusted CPI) today shows an annual deflation rate for the U.S. economy of about 5%. Given the amount of debt within the system, this level of deflation is dangerous and cannot be sustained. As a result, policymakers (primarily the Fed and Treasury) are working feverishly to restart risk taking, get credit markets functioning and (eventually) stabilize asset prices. They are having some success, as rates on most corporate and mortgage loans have dropped materially since late 2008. Loan volumes have not picked up yet, however, and bad loans continue to rise as a fraction of bank balance sheets. Home prices continue to fall.

Time and massive federal stimulus efforts will likely work to heal the worst excesses within the financial system. In the meantime, corporations both within and outside the financial sphere continue to aggressively cut costs (primarily payrolls) in order to maintain profits.  First quarter 2009 earnings for most U.S. companies actually surpassed analyst estimates, an indication of both rock-bottom expectations and ongoing cost cutting. Signs of stabilization are beginning to appear within the economy as well, and, as of April 30, 2009, stock prices (as measured by the Wilshire 5000 Index) have rallied more than 30% from their March 2009 lows.

Fort Pitt Capital Total Return Fund

Thank you for your continued interest in our Fund.

Sincerely,

Charles A. Smith
Portfolio Manager

Mutual Fund investing involves risk; principal loss is possible. The Fund may also invest in fixed income securities. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. A complete list of the Fund’s holdings as of April 30, 2009 is available in this report.

The Wilshire 5000 Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance. The Consumer Price Index is a weighted average of changes in prices of consumer goods, commonly used to measure inflation. It is not possible to invest directly in an index.

This in formation is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fort Pitt Capital Total Return Fund

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS April 30, 2009 (Unaudited)

EXPENSE EXAMPLE April 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 in vested at the beginning of the six-month period and held for the entire period (November 1, 2008 – April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S.Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  Additionally, you will be charged a 2% redemption fee on the redemption or exchange of Fund shares held for less than 180 days. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment funds as part of its investment strategy, you will in directly bear your proportionate share of any fees and expenses charged by the underlying investment funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying investment funds are expected to vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued) April 30, 2009 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/08	4/30/09	11/1/08 – 4/30/09
Actual	$1,000.00	$ 940.30	$5.97
Hypothetical (5% return
before expenses)	1,000.00	1,018.65	6.21

* Expenses are equal to the annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS April 30, 2009 (Unaudited)

COMMON STOCKS – 85.3%	Shares	Value
Apparel Manufacturing – 2.7%
VF Corporation	12,150	$720,131
Broadcasting – 3.4%
Comcast Corporation – Class A	60,000	927,600
Pharmaceutical Manufacturing – 9.4%
Allergan, Inc.	16,950	790,887
Amgen, Inc. (a)	11,150	540,440
Pfizer, Inc.	5,000	66,800
Wyeth	27,000	1,144,800
		2,542,927
Computer and Electronic Product Manufacturing – 6.4%
Dell, Inc. (a)	18,000	209,160
EMC Corporation (a)	30,000	375,900
SanDisk Corporation (a)	37,000	581,640
Spectrum Control, Inc. (a)	27,399	193,711
Texas Instruments, Inc.	20,000	361,200
		1,721,611
Couriers and Messengers – 2.6%
FedEx Corporation	12,300	688,308
Credit Intermediation and Related Activities – 6.3%
Bank of New York Mellon Corporation	16,300	415,324
CIT Group, Inc.	34,000	75,480
F.N.B . Corporation	48,700	366,224
PNC Financial Services Group, Inc.	21,500	853,550
		1,710,578
Insurance Carriers and Related Activities – 7.3%
Arthur J. Gallagher & Company	30,000	674,400
Erie Indemnity Company – Class A	15,300	540,396
Loews Corporation	30,000	746,700
		1,961,496
Machinery Manufacturing – 8.5%
General Electric Company	45,400	574,310
Ingersoll-Rand Company – Class A	25,000	544,250
ITT Corp.	15,300	627,453
Joy Global, Inc.	21,750	554,625
		2,300,638

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) April 30, 2009 (Unaudited)

COMMON STOCKS – 85.3% (Continued)	Shares	Value
Medical Equipment Manufacturing – 3.7%
Cynosure, Inc. (a)	43,800	$268,056
Medtronic, Inc.	22,900	732,800
		1,000,856
Oil and Gas Extraction and Marketing – 1.7%
BP PLC – ADR	6,100	259,006
El Paso Corporation	30,000	207,000
		466,006
Paper Manufacturing – 0.9%
Kimberly-Clark Corp.	4,950	243,243
Primary Metal Manufacturing – 2.3%
Alcoa, Inc.	7,000	63,490
Matthews International Corporation – Class A	13,000	407,160
RTI International Metals, Inc. (a)	11,661	151,710
		622,360
Software Publishing and Services – 6.2%
CA, Inc.	40,000	690,000
Microsoft Corporation	40,600	822,556
Opnet Technologies, Inc. (a)	20,000	172,000
		1,684,556
Securities, Commodity Contracts, and Other Finance – 2.7%
The Charles Schwab Corporation	40,000	739,200
Offshore Drilling and Support – 0.7%
Hercules Offshore, Inc. (a)	59,100	189,120
Telecommunications – 12.3%
AT&T, Inc.	55,000	1,409,100
Consolidated Communications Holdings, Inc.	33,185	373,331
Telefonos de Mexico SAB de CV – ADR	20,000	320,000
Telmex Internacional SAB de CV – ADR	20,000	207,600
Verizon Communications, Inc.	30,000	910,200
Windstream Corporation	10,339	85,814
		3,306,045
Transportation Equipment Manufacturing – 4.9%
The Boeing Company	15,200	608,760
Honeywell International, Inc.	23,050	719,390
		1,328,150

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) April 30, 2009 (Unaudited)

COMMON STOCKS – 85.3% (Continued)	Shares	Value
Utilities – 3.3%
Constellation Energy Group, Inc.	36,900	$888,552
TOTAL COMMON STOCKS
(Cost $29,580,816)		23,041,377

EXCHANGE TRADED FUNDS – 4.8%
iShares Bioxx Investment Grade Corporate Bond Fund	8,300	798,460
iShares MSCI Japan Index Fund	60,000	510,600
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,542,549)		1,309,060

SHORT-TERM INVESTMENTS – 9.9%
Money Market Funds – 4.5%
AIM Liquid Assets Portfolio – Institutional Class	1,189,964	1,189,964
Goldman Sachs Financial Square Prime Obligations Fund	20,539	20,539
		1,210,503

	Principal
	Amount
U.S. Treasury Bill – 5.4%
0.11%, 06/11/2009 (b)	$1,450,000	1,449,816
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,660,319)		2,660,319
Total Investments
(Cost $33,783,684) – 100.0%		27,010,756
Other Assets in Excess of Liabilities – 0.0%		8,696
TOTAL NET ASSETS – 100.0%		$27,019,452

Percentages are state d as a percent of net assets. ADR American Depository Receipt
(a) Non–income producing security.
(b) Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES April 30, 2009 (Unaudited)

ASSETS
Investments, at market value (cost $33,783,684)	$27,010,756
Receivable for Fund shares sold	4,802
Dividends and interest receivable	54,918
Prepaid expenses and other assets	25,520
Total assets	27,095,996

LIABILITIES
Payable to Investment Advisor	1,357
Payable for Fund shares redeemed	24,683
Payable to Chief Compliance Officer	4,309
Accrued expenses and other liabilities	46,195
Total liabilities	76,544

NET ASSETS	$27,019,452

COMPONENTS OF NET ASSETS
Paid in capital	$35,281,561
Undistributed net investment income	170,083
Accumulated undistributed net realized loss on investments	(1,659,264)
Net unrealized depreciation on investments	(6,772,928)
Total net assets	$27,019,452

Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,783,061

Net Asset Value, Redemption Price and Offering Price Per Share	$9.71

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS For the six months ended April 30, 2009 (Unaudited)

INVESTMENT INCOME
Income
Dividends *	$393,615
Interest	14,800
Total investment income	408,415

Expenses
Advisory fees (See Note 4)	130,765
Trustee & Officer fees	27,104
Transfer agent fees and expenses	22,925
Administration fees	20,289
Legal fees	18,872
Fund accounting fees	15,778
Registration fees	10,710
Insurance fees	8,635
Audit fees	8,081
Custody fees	3,392
Shareholder reporting	2,464
Other	21,180
Total expenses before waiver and reimbursement of expense	290,195
Less: waiver of expenses and reimbursement from Advisor	(128,047)
Net expenses	162,148
Net investment income	246,267

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(1,461,433)
Change in unrealized depreciation on investments	(620,806)
Net realized and unrealized loss on investments	(2,082,239)
Net decrease in net assets resulting from operations	$(1,835,972)

* Net of foreign taxes withheld of $400.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
OPERATIONS
Net investment income	$246,267	$417,292
Net realized loss on investments	(1,461,433)	(184,510)
Change in unrealized depreciation on investments	(620,806)	(18,977,520)
Net decrease in net assets resulting from operations	(1,835,972)	(18,744,738)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(399,664)	(396,345)
Net realized gains	—	(1,151,305)
Total distributions	(399,664)	(1,547,650)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	830,471	3,646,474
Proceeds from shares issued in reinvestment of dividends	397,447	1,542,484
Cost of shares redeemed *	(1,732,818)	(5,972,496)
Net decrease in net assets resulting
from capital share transactions	(504,900)	(783,538)

Total decrease in net assets	(2,740,536)	(21,075,926)

NET ASSETS
Beginning of period	29,759,988	50,835,914

End of period	$27,019,452	$29,759,988

Undistributed net investment income	$170,083	$323,480

CHANGES IN SHARES OUTSTANDING
Shares sold	88,410	257,881
Shares issued in reinvestment of dividends	41,531	96,526
Shares redeemed	(186,818)	(414,395)
Net decrease in Fund shares outstanding	(56,877)	(59,988)
Shares outstanding, beginning of period	2,839,938	2,899,926
Shares outstanding, end of period	2,783,061	2,839,938

* Net of redemption fees of $108 and $1,242, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period

	For the
	Six Months
	Ended
	April 30, 2009		For the Year Ended October 31,
	(Unaudited)		2008		2007		2006		2005		2004
Net asset value,
beginning of period	$10.48		$17.53		$16.61		$15.24		$13.36		$11.98
Income (loss) from
investment operations:
Net investment income	0.09		0.15		0.12		0.10		0.06		0.00	#
Net realized and unrealized
gain (loss) on investments	(0.72)		(6.66)		1.43		2.01		2.20		1.38
Total from
investment operations	(0.63)		(6.51)		1.55		2.11		2.26		1.38
Less dividends and distributions:
Dividends from
net investment income	(0.14)		(0.14)		(0.12)		(0.06)		—		(0.00)	#
Distributions from
net realized gains	—		(0.40)		(0.51)		(0.68)		(0.38)		—
Total dividends
and distributions	(0.14)		(0.54)		(0.63)		(0.74)		(0.38)		(0.00)	#
Redemption fees:	0.00	#	0.00	#	0.00	#	0.00	#	0.00	#	0.00	#
Net asset value, end of period	$9.71		$10.48		$17.53		$16.61		$15.24		$13.36
Total return[1]	(5.97%)	2	(38.19%)		9.54%		14.38%		17.06%		11.56%
Supplemental data and ratios:
Net assets, end of period	$27,019,452		$29,759,988		$50,835,914		$41,837,711		$31,787,352		$22,800,725
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	2.22%[3]		1.89%		1.68%		1.80%		1.96%		1.80%
After expense
reimbursement
and waivers	1.24%[3]		1.24%		1.36%		1.50%		1.50%		1.50%
Ratio of net investment in come
to average net assets:
Before expense
reimbursement
and waivers	0.90%[3]		0.36%		0.42%		0.41%		(0.04%)		(0.31%)
After expense
reimbursement
and waivers	1.88%[3]		1.01%		0.73%		0.71%		0.42%		(0.01%)
Portfolio turnover rate	5%[2]		14%		10%		11%		34%		27%

#	Amount is less than $0.01 per share.
1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2009 (Unaudited)

1.	ORGANIZATION

Fort Pitt Capital Total Return Fund (the Fund) is a series of Fort Pitt Capital Funds, a statutory trust organized in the state of Delaware on August 17, 2001 (the Trust). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is traded. If no sale is reported at that time, the mean of the highest reported bid and lowest ask quotations at the close of the exchanges will be used. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”) which was adopted by the Fund on April 30, 2008. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At October 31, 2008, three previous tax years are open: October 31, 2005 - October 31, 2007. The Fund has no examinations in progress. The Fund reviewed the year ended October 31, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. FIN 48 was adopted by the Fund April 30, 2008.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(c)	Summary of Fair Value Exposure at April 30, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective November 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s investments carried at value:

Description	Total	Level 1	Level 2	Level 3
Assets:
Investments	$27,010,756	$25,560,940	$1,449,816	$ —
Total	$27,010,756	$25,560,940	$1,449,816	$ —

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

(f)	Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended October 31, 2008.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(g)	Tax Information

The tax character of distributions paid during the fiscal years ended October 31, 2008 and 2007 were as follows:

	2008	2007
Ordinary Income	$ 403,404	$ 297,696
Long Term Capital Gain	$ 1,144,246	$ 1,308,641

The Fund designated as long-term capital gain income, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended October 31, 2008.

As of October 31, 2008, the components of capital on a tax basis were as follows:

Cost of investments	$35,933,683
Gross unrealized appreciation	$2,912,417
Gross unrealized depreciation	(9,077,015)
Net unrealized depreciation	(6,164,598)
Undistributed ordinary income	323,480
Undistributed long-term capital gain	—
Total distributable earnings	323,480
Other accumulated losses	(185,355)
Total accumulated earnings/losses	$(6,026,473)

The difference between book basis and tax basis unrealized depreciation is primarily due to wash sale deferrals for federal income tax purposes.

At October 31, 2008, the Fund had capital losses which may be carried forward to offset future capital gains as shown below:

Capital Losses Expiring in:
2016	$185,355

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(i)	Share Valuation

The net asset value (NAV) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on the redemption or exchange of shares held less than 180 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

(j)	Derivative Instruments and Hedging Activities

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2009, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases	$1,693,339
Sales	$1,106,794

4.	INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the Agreement) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.80% over $1 billion. Additionally, the Advisor has agreed to waive, through May 17, 2009, all or a portion of the advisory fee, and to assume at its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to 1.24%.

The Agreement’s current one-year term expires on May 17, 2009 and will automatically renew for another year (through May 17, 2010), unless the Trust or the Advisor gives each other at least thirty days prior notice.

For the six months ended April 30, 2009, the Fund incurred advisory fees of $130,765 and waived/reimbursed expenses of $128,047 for a net advisory fee of $2,718. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	October 31,
2009	2010	2011	2012
$112,793	$149,386	$266,244	$128,047

5.	OTHER EXPENSES

Other expenses includes Chief Compliance Officer fees which totaled $8,310 for the six months ended April 30, 2009.

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited)

On December 4, 2008, Fort Pitt Capital Funds (the “Trust”) and its series, the Fort Pitt Capital Total Return Fund (the “Fund”) convened an in -person meeting of its Board of Trustees (the “Board”). At this meeting, the Board, including a majority of disinterested trustees, renewed for another year the May 17, 2004 Investment Advisory Agreement between the Trust and Fort Pitt Capital Group, Inc. (the “Adviser”).

In deciding whether to continue the Investment Advisory Agreement through December 31, 2009, the Board analyzed the nature, extent and quality of the Adviser’s services. The Board examined the value which the Adviser provided to the Trust’s shareholders, even in the face of the economic downturn and the Fund’s recent performance, including: (a) the Adviser’s adherence to a disciplined process and value-oriented approach, in which the Adviser has maintained a long-term view while continuing to look for attractive companies at reasonable prices; (b) the Adviser’s willingness to currently subsidize the Fund by paying certain administrative, custodial and legal costs in order to keep the expense ratio at 1.24%, while simultaneously maintaining and compensating experienced Adviser personnel and sustaining a suitable compliance framework; and (c) the Adviser’s willingness, in the absence of an active 12b-1 Distribution Plan, to bear certain Fund promotional expenses, while carefully scaling back promotional efforts in a way that is fiscally responsible but reasonably effective.

The Board also conducted a detailed review of the investment performance of the Fund and the Adviser. The Board discussed the fact that, while the Fund had not outperformed the Wilshire 5000® and S&P 500® benchmarks in the last one-year and five-year periods, the Fund’s annualized returns from its inception were approximately 2 to 3 percent ahead of these same benchmark indices. This was consistent with the Adviser’s desire to use a disciplined, value-oriented approach with the aim of having the Fund outperform the Wilshire 5000 over the course of each business cycle.

The Board then examined the costs of the Adviser’s services and the profits that at the Adviser expects to realize from its relationship with the Fund. While the Adviser’s 1% contractual advisory fee was slightly higher than the 0.090% of the peer group median figure presented at the meeting, the Fund’s 0.354% net advisory fee was substantially lower than the 0.616% peer group median. The Board acknowledged that at, due to the fact that the Adviser is currently subsidizing the Fund’s operations, they continue to have a powerful economic incentive to find what they consider to be under-valued stocks to drive favorable long-term Fund returns.

The Board also analyzed the extent to which economies of scale would be realized as the Fund grows, and whether Adviser fee levels would reflect these economies of scale. Mr. Kreps reminded the Board that the Adviser’s existing Fund fee schedule permits the Adviser to collect fees equal to 1% on assets up to $100 million, 0.9% on assets between $100 million and $1 billion, and 0.8% on assets over $1 billion. This graduated fee schedule makes possible the economies of scale that are anticipated to be attained as the Fund grows. It was noted that due to a recent decrease in net assets during the current recession, the Fund has yet to obtain any economies of scale.

The Board’s consensus was that the Adviser merited its continued confidence, and that the Adviser added significant value in exchange for the fees it earned. While the Fund’s recent performance has lagged behind its benchmarks, there was currently no reason to change course.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A. Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

LEGAL COUNSEL TO THE TRUST
Metz Lewis LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania 15222

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young LLP
One Commerce Square, Suite 2600
Philadelphia, Pennsylvania 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2008 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Forms N-Q are available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title)*               /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date              7/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date              7/1/09

By (Signature and Title)*               /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date              7/1/09

* Print the name and title of each signing officer under his or her signature.